SHARE CAPITAL (Detail) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Authorized Share Capital [Abstract]
Ordinary shares authorized (in shares)	312,500,000		312,500,000
Ordinary shares par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00	$ 2.50
Ordinary shares authorized	$ 312,500,000		$ 312,500,000
Statement [Line Items]
Shares issued (in shares)	11,694,574	655,552
Ordinary shares issued	98,206,000		86,512,000
Ordinary shares issued (in shares)	98,206,287	78,514,054	86,511,713	77,858,502
At-the-market Offering [Member]
Statement [Line Items]
Shares issued (in shares)	11,694,574	655,552
Value [Member]
Statement [Line Items]
Ordinary shares issued	$ 98,206,287		$ 86,511,713